Leases - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Interest on the lease liability is (less than $1 million)	$ 1
Minimum
Lessee, Lease, Description [Line Items]
Operating leases have renewal terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract (up to)	34 years
Operating leases have renewal terms	25 years
Maximum | Excessive Building Space No Longer Utilizing
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract (up to)	13 years